Note 15 - AR Facility	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Accounts and Nontrade Receivable [Text Block]
15.	AR Facility

In 2019, the Company entered into a structured accounts receivable facility (the “AR Facility”). Under the AR Facility, certain of the Company's subsidiaries continuously sell trade accounts receivable and contract assets (the “Receivables”) to wholly owned special purpose entities at fair market value. The special purpose entities in turn sell the Receivables to a third-party financial institutions (the “Purchasers”).

On June 27, 2025, the Company renewed its AR Facility with two third-party financial institutions, with a term extending to June 26, 2026 and a capacity of $200,000. As of December 31, 2025, the Company’s draw under the AR Facility was $199,966.

All transactions under the AR Facility are accounted for as a true sale in accordance with ASC 860, Transfers and Servicing (“ASC 860”). Following the sale of the Receivables to the Purchasers, the Receivables are legally isolated from the Company and its wholly owned special purpose entities. The AR Facility is recorded as a sale of accounts receivable, and accordingly sold receivables are derecognized from the consolidated balance sheet. The Company continues to service, administer and collect the Receivables on behalf of the Purchasers, and recognizes a servicing liability in accordance with ASC 860. The Company has elected the amortization method for subsequent measurement of the servicing liability, which is assessed for changes in the obligation at each reporting date. As of December 31, 2025, the servicing liability was nil.

Under the AR Facility, the Company receives a cash payment and a deferred purchase price (“Deferred Purchase Price” or “DPP”) for sold Receivables. The DPP is paid to the Company in cash on behalf of the Purchasers as the Receivables are collected; however, due to the revolving nature of the AR Facility, cash collected from the Company's customers is reinvested by the Purchaser monthly in new Receivable purchases under the AR Facility. As at December 31, 2025, the DPP was $121,980 (December 31, 2024 - $126,082) and was included in Prepaid expenses and other current assets on the Consolidated Balance Sheets. For the year ended December 31, 2025, Receivables sold under the AR Facility were $1,839,526 and cash collections from customers on Receivables sold were $1,845,848. As of December 31, 2025, the outstanding principal on trade accounts receivable, net of allowance for credit losses, sold under the AR Facility was $234,126; and the outstanding principal on contract assets, current and non-current, sold under the AR Facility was $122,980. See note 23 for fair value information on the DPP.

For 2025, the Company recognized a gain related to Receivables sold of $92 (2024 - $146) that was recorded in other expense in the consolidated statement of earnings. Based on the Company’s collection history, the fair value of the Receivables sold subsequent to the initial sale approximates carrying value.

The non-cash investing activities associated with the DPP for 2025, were $159,008 (2024 - $157,922).